First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 91.9%
	Aerospace & Defense – 0.2%
18,852	Hexcel Corp. (a)	$983,509
	Airlines – 1.4%
382,362	American Airlines Group, Inc. (a) (b)	6,297,502
	Automobiles – 0.7%
98,951	Harley-Davidson, Inc. (b)	3,420,736
	Banks – 1.1%
26,110	JPMorgan Chase & Co. (b)	3,879,946
12,346	UMB Financial Corp.	1,215,464
		5,095,410
	Beverages – 1.8%
19,688	Coca-Cola (The) Co.	1,201,165
83,282	Monster Beverage Corp. (a) (b)	7,222,215
		8,423,380
	Biotechnology – 1.9%
13,192	AbbVie, Inc. (b)	1,805,853
5,286	Amgen, Inc. (b)	1,200,662
1,919	Biogen, Inc. (a)	433,694
12,550	Gilead Sciences, Inc.	861,934
5,590	Incyte Corp. (a)	415,505
2,357	Moderna, Inc. (a)	399,111
27,617	Neurocrine Biosciences, Inc. (a)	2,182,295
1,038	Regeneron Pharmaceuticals, Inc. (a)	631,716
2,964	Vertex Pharmaceuticals, Inc. (a)	720,400
		8,651,170
	Building Products – 2.9%
21,757	Allegion PLC (b)	2,670,236
27,366	AZEK (The) Co., Inc. (a)	903,899
41,698	Builders FirstSource, Inc. (a)	2,835,047
106,605	Masco Corp. (b)	6,751,295
		13,160,477
	Chemicals – 7.1%
2,270	Air Products & Chemicals, Inc.	640,412
4,517	Albemarle Corp.	997,083
6,221	Ashland Global Holdings, Inc.	597,465
4,073	Celanese Corp.	634,207
22,779	CF Industries Holdings, Inc.	1,568,790
32,884	Chemours (The) Co.	1,075,636
18,907	Corteva, Inc. (b)	909,049
17,465	Dow, Inc.	1,043,185
11,264	DuPont de Nemours, Inc.	862,822
9,584	Eastman Chemical Co.	1,139,825
4,796	Ecolab, Inc.	908,602
47,207	Element Solutions, Inc.	1,059,325
11,641	FMC Corp.	1,284,817
20,896	Huntsman Corp.	748,704
12,437	Ingevity Corp. (a)	819,723
4,513	International Flavors & Fragrances, Inc.	595,355
12,607	LyondellBasell Industries N.V., Class A	1,219,475
18,714	Mosaic (The) Co.	747,624

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
1,962	NewMarket Corp.	$663,293
11,202	Olin Corp.	567,605
6,991	PPG Industries, Inc. (b)	1,091,994
12,325	RPM International, Inc.	1,092,118
4,051	Scotts Miracle-Gro (The) Co.	612,511
32,550	Sherwin-Williams (The) Co. (b)	9,325,901
33,610	Valvoline, Inc.	1,107,113
12,794	Westlake Corp.	1,262,128
		32,574,762
	Commercial Services & Supplies – 0.4%
21,546	ABM Industries, Inc.	898,253
2,615	Cintas Corp.	1,023,851
		1,922,104
	Communications Equipment – 2.3%
87,024	Arista Networks, Inc. (a) (b)	10,817,953
	Construction Materials – 0.6%
20,406	Eagle Materials, Inc.	2,976,215
	Containers & Packaging – 0.4%
5,138	Avery Dennison Corp.	1,055,448
14,248	International Paper Co.	687,466
		1,742,914
	Diversified Consumer Services – 0.5%
95,794	H&R Block, Inc.	2,189,851
	Diversified Financial Services – 1.4%
20,781	Berkshire Hathaway, Inc., Class B (a)	6,504,869
	Diversified Telecommunication Services – 1.9%
49,431	Iridium Communications, Inc. (a)	1,773,584
556,468	Lumen Technologies, Inc. (b)	6,877,945
		8,651,529
	Electrical Equipment – 0.2%
5,837	Acuity Brands, Inc.	1,117,961
	Electronic Equipment, Instruments & Components – 0.2%
2,022	Zebra Technologies Corp., Class A (a)	1,029,441
	Entertainment – 0.3%
70,126	Playtika Holding Corp. (a)	1,194,246
	Food & Staples Retailing – 0.9%
59,317	BJ’s Wholesale Club Holdings, Inc. (a)	3,646,216
7,558	Sysco Corp.	590,658
		4,236,874
	Food Products – 0.1%
8,963	Simply Good Foods (The), Co. (a)	315,766
	Health Care Equipment & Supplies – 3.3%
13,195	Abbott Laboratories	1,681,835
1,319	ABIOMED, Inc. (a)	390,253
784	Align Technology, Inc. (a)	388,049

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
5,691	Baxter International, Inc.	$486,239
3,082	Becton Dickinson and Co.	783,259
16,535	Boston Scientific Corp. (a)	709,351
994	Cooper (The) Cos., Inc.	395,910
6,829	DENTSPLY SIRONA, Inc.	364,805
1,062	Dexcom, Inc. (a)	457,170
6,546	Edwards Lifesciences Corp. (a)	714,823
138,685	Figs, Inc., Class A (a)	3,117,639
5,365	Hologic, Inc. (a)	376,838
906	IDEXX Laboratories, Inc. (a)	459,614
3,114	Intuitive Surgical, Inc. (a) (b)	884,937
10,772	Medtronic PLC	1,114,794
1,377	ResMed, Inc.	314,782
1,925	STERIS PLC	431,970
3,282	Stryker Corp.	814,100
3,496	Teleflex, Inc.	1,084,424
2,797	Zimmer Biomet Holdings, Inc.	344,087
		15,314,879
	Health Care Providers & Services – 4.3%
17,555	Amedisys, Inc. (a)	2,371,680
3,726	AmerisourceBergen Corp.	507,481
2,814	Anthem, Inc. (b)	1,240,946
8,293	Cardinal Health, Inc.	427,670
15,225	Centene Corp. (a)	1,183,896
3,851	Cigna Corp.	887,501
15,045	CVS Health Corp.	1,602,443
3,133	DaVita, Inc. (a)	339,523
2,825	HCA Healthcare, Inc.	678,141
5,915	Henry Schein, Inc. (a)	445,400
1,449	Humana, Inc.	568,733
1,437	Laboratory Corp of America Holdings (a)	389,944
2,040	McKesson Corp.	523,709
14,797	Molina Healthcare, Inc. (a) (b)	4,298,233
2,730	Quest Diagnostics, Inc.	368,605
7,869	UnitedHealth Group, Inc.	3,718,653
2,908	Universal Health Services, Inc., Class B	378,214
		19,930,772
	Health Care Technology – 0.1%
5,553	Cerner Corp.	506,434
	Hotels, Restaurants & Leisure – 1.4%
32,307	Airbnb, Inc., Class A (a) (b)	4,974,309
7,505	Expedia Group, Inc. (a)	1,375,591
		6,349,900
	Insurance – 0.3%
21,828	Axis Capital Holdings Ltd.	1,243,759
	Interactive Media & Services – 4.8%
3,022	Alphabet, Inc., Class A (a) (b)	8,177,744
3,006	Alphabet, Inc., Class C (a) (b)	8,158,194
19,159	Meta Platforms, Inc., Class A (a) (b)	6,001,748
		22,337,686

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Internet & Direct Marketing Retail – 2.2%
3,347	Amazon.com, Inc. (a) (b)	$10,012,450
	IT Services – 2.3%
6,257	International Business Machines Corp.	835,748
58,895	Marqeta, Inc., Class A (a)	694,961
25,452	VeriSign, Inc. (a)	5,527,665
14,841	Visa, Inc., Class A (b)	3,356,589
		10,414,963
	Leisure Products – 0.4%
39,456	Hayward Holdings, Inc. (a)	776,889
61,177	Smith & Wesson Brands, Inc. (b)	1,044,903
		1,821,792
	Life Sciences Tools & Services – 1.4%
3,010	Agilent Technologies, Inc.	419,353
526	Bio-Rad Laboratories, Inc., Class A (a)	315,458
944	Charles River Laboratories International, Inc. (a)	311,294
4,579	Danaher Corp.	1,308,632
1,796	Illumina, Inc. (a)	626,481
2,014	IQVIA Holdings, Inc. (a)	493,229
294	Mettler-Toledo International, Inc. (a)	432,968
2,120	PerkinElmer, Inc.	365,000
2,908	Thermo Fisher Scientific, Inc. (b)	1,690,420
1,043	Waters Corp. (a)	333,885
900	West Pharmaceutical Services, Inc.	353,898
		6,650,618
	Machinery – 3.2%
13,033	Otis Worldwide Corp.	1,113,409
73,815	Pentair PLC	4,702,016
24,114	Snap-on, Inc. (b)	5,021,740
15,525	Timken (The) Co.	1,037,070
27,486	Toro (The) Co.	2,654,598
		14,528,833
	Metals & Mining – 4.8%
8,253	Agnico Eagle Mines Ltd.	394,328
27,430	Alcoa Corp.	1,555,555
65,125	AngloGold Ashanti Ltd., ADR	1,210,023
53,301	Barrick Gold Corp.	1,020,714
105,286	Cia de Minas Buenaventura SAA, ADR (a)	852,817
31,057	Cleveland-Cliffs, Inc. (a)	532,317
102,191	Eldorado Gold Corp. (a)	894,171
89,696	First Majestic Silver Corp.	911,311
7,503	Franco-Nevada Corp.	992,572
31,391	Freeport-McMoRan, Inc.	1,168,373
183,413	Kinross Gold Corp.	990,430
35,838	MAG Silver Corp. (a)	488,114
19,031	Newmont Corp.	1,164,126
8,387	Nucor Corp.	850,442
43,233	Pan American Silver Corp.	936,859
7,216	Reliance Steel & Aluminum Co.	1,103,182
9,331	Royal Gold, Inc.	947,563
113,944	Sandstorm Gold Ltd.	684,803

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
61,188	SilverCrest Metals, Inc. (a)	$462,581
11,260	Southern Copper Corp.	719,401
64,372	SSR Mining, Inc.	1,060,851
10,646	Steel Dynamics, Inc.	591,066
34,480	Teck Resources Ltd., Class B	1,064,398
27,637	United States Steel Corp.	572,639
24,424	Wheaton Precious Metals Corp.	984,776
		22,153,412
	Oil, Gas & Consumable Fuels – 8.3%
66,457	APA Corp.	2,207,037
10,924	Chevron Corp.	1,434,649
103,037	CNX Resources Corp. (a)	1,528,039
20,021	ConocoPhillips	1,774,261
56,290	CVR Energy, Inc.	1,099,344
71,222	Delek US Holdings, Inc. (a)	1,105,365
8,835	Diamondback Energy, Inc. (b)	1,114,624
16,842	EOG Resources, Inc.	1,877,546
20,105	Exxon Mobil Corp.	1,527,176
22,101	Green Plains, Inc. (a)	674,964
37,891	HollyFrontier Corp.	1,332,248
77,762	Magnolia Oil & Gas Corp., Class A	1,681,992
100,424	Marathon Oil Corp.	1,955,255
19,317	Marathon Petroleum Corp.	1,385,995
53,222	Murphy Oil Corp.	1,681,815
48,314	Occidental Petroleum Corp.	1,819,988
42,625	Ovintiv, Inc.	1,653,850
34,456	Par Pacific Holdings, Inc. (a)	485,830
138,234	PBF Energy, Inc., Class A (a) (b)	2,189,626
29,627	PDC Energy, Inc.	1,755,992
16,780	Phillips 66	1,422,776
7,422	Pioneer Natural Resources Co.	1,624,602
91,083	Range Resources Corp. (a)	1,753,348
22,313	Renewable Energy Group, Inc. (a)	898,321
17,647	Valero Energy Corp.	1,464,172
34,163	World Fuel Services Corp.	963,738
		38,412,553
	Paper & Forest Products – 0.3%
22,987	Louisiana-Pacific Corp.	1,527,256
	Pharmaceuticals – 2.6%
18,629	Bristol-Myers Squibb Co.	1,208,836
3,562	Catalent, Inc. (a)	370,199
6,002	Eli Lilly & Co.	1,472,831
21,951	Johnson & Johnson (b)	3,781,938
20,031	Merck & Co, Inc. (b)	1,632,126
38,593	Pfizer, Inc.	2,033,465
30,950	Viatris, Inc.	463,321
4,393	Zoetis, Inc.	877,677
		11,840,393
	Professional Services – 1.7%
100,510	CoStar Group, Inc. (a)	7,051,782

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
3,906	Equifax, Inc.	$936,502
		7,988,284
	Semiconductors & Semiconductor Equipment – 3.8%
11,571	Advanced Micro Devices, Inc. (a)	1,321,987
60,046	Analog Devices, Inc. (b)	9,845,743
4,516	Enphase Energy, Inc. (a)	634,363
24,026	MaxLinear, Inc. (a)	1,442,040
17,591	NVIDIA Corp.	4,307,332
		17,551,465
	Software – 9.4%
250,602	Dropbox, Inc., Class A (a) (b)	6,202,400
17,151	Intuit, Inc. (b)	9,522,750
19,551	Manhattan Associates, Inc. (a)	2,617,292
78,311	Microsoft Corp. (b)	24,353,155
2,980	salesforce.com, Inc. (a)	693,237
		43,388,834
	Specialty Retail – 1.6%
9,304	Asbury Automotive Group, Inc. (a)	1,497,665
659	AutoZone, Inc. (a)	1,309,004
136,612	Leslie’s, Inc. (a)	2,845,628
16,079	MarineMax, Inc. (a)	756,678
1,767	O’Reilly Automotive, Inc. (a)	1,151,642
		7,560,617
	Technology Hardware, Storage & Peripherals – 6.0%
158,993	Apple, Inc. (b)	27,788,797
	Tobacco – 2.3%
103,739	Philip Morris International, Inc. (b)	10,669,556
	Trading Companies & Distributors – 1.1%
16,097	Boise Cascade Co.	1,130,331
18,522	Fastenal Co.	1,049,827
23,991	Univar Solutions, Inc. (a)	635,762
7,274	Watsco, Inc.	2,055,341
		4,871,261
	Total Common Stocks	424,171,183
	(Cost $403,908,266)
EXCHANGE-TRADED FUNDS – 1.6%
	Capital Markets – 1.6%
8,842	iShares Rusell 1000 Value ETF	1,449,646
9,437	iShares S&P 500 Value ETF	1,453,581
20,360	Schwab U.S. Large-Cap Value ETF	1,447,596
35,206	SPDR Portfolio S&P 500 Value ETF	1,452,248
13,778	Vanguard Mega Cap Value ETF	1,457,712
	Total Exchange-Traded Funds	7,260,783
	(Cost $7,393,739)
MASTER LIMITED PARTNERSHIPS – 0.3%
	Oil, Gas & Consumable Fuels – 0.3%
19,224	Sunoco, L.P.	863,734

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
24,223	Viper Energy Partners, L.P. (c)	$654,990
	Total Master Limited Partnerships	1,518,724
	(Cost $1,045,438)
REAL ESTATE INVESTMENT TRUSTS – 0.3%
	Equity Real Estate Investment Trusts – 0.3%
29,521	Weyerhaeuser Co.	1,193,534
	(Cost $1,040,172)
Total Investments – 94.1%	434,144,224
(Cost $413,387,615)

Shares	Description	Value
COMMON STOCKS SOLD SHORT – (28.3)%
	Aerospace & Defense – (0.8)%
(8,776)	BWX Technologies, Inc.	(390,620)
(6,982)	Lockheed Martin Corp.	(2,716,905)
(8,127)	Mercury Systems, Inc. (a)	(462,589)
(27,585)	Virgin Galactic Holdings, Inc. (a)	(253,782)
		(3,823,896)
	Air Freight & Logistics – (0.4)%
(7,993)	Air Transport Services Group, Inc. (a)	(214,612)
(7,452)	FedEx Corp.	(1,832,149)
		(2,046,761)
	Auto Components – (0.2)%
(48,745)	Luminar Technologies, Inc. (a)	(713,627)
	Automobiles – (0.1)%
(23,922)	Fisker, Inc. (a)	(282,519)
(81,261)	Lordstown Motors Corp., Class A (a)	(243,783)
		(526,302)
	Banks – (0.5)%
(14,407)	M&T Bank Corp.	(2,440,258)
	Beverages – (0.1)%
(1,075)	Boston Beer (The) Co., Inc., Class A (a)	(452,392)
	Biotechnology – (0.2)%
(8,371)	Exact Sciences Corp. (a)	(639,209)
(25,329)	Invitae Corp. (a)	(284,698)
		(923,907)
	Capital Markets – (0.3)%
(12,220)	Northern Trust Corp.	(1,425,341)
	Chemicals – (0.2)%
(112,749)	Amyris, Inc. (a)	(514,135)
(44,966)	Danimer Scientific, Inc. (a)	(225,280)
(765)	Quaker Chemical Corp.	(160,015)
		(899,430)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Commercial Services & Supplies – (0.4)%
(10,406)	IAA, Inc. (a)	$(477,947)
(28,649)	KAR Auction Services, Inc. (a)	(407,389)
(20,915)	Rollins, Inc.	(645,228)
(7,984)	Stericycle, Inc. (a)	(468,980)
		(1,999,544)
	Construction & Engineering – (0.0)%
(4,308)	Ameresco, Inc., Class A (a)	(218,028)
	Consumer Finance – (0.1)%
(6,301)	Green Dot Corp., Class A (a)	(199,805)
(3,335)	LendingTree, Inc. (a)	(406,336)
		(606,141)
	Containers & Packaging – (0.3)%
(16,313)	Ardagh Metal Packaging S.A. (a)	(157,094)
(10,858)	Ball Corp.	(1,054,312)
		(1,211,406)
	Diversified Consumer Services – (0.5)%
(4,362)	Bright Horizons Family Solutions, Inc. (a)	(560,124)
(17,530)	Chegg, Inc. (a)	(464,019)
(10,886)	Frontdoor, Inc. (a)	(395,162)
(3,807)	Strategic Education, Inc.	(227,126)
(12,134)	Terminix Global Holdings, Inc. (a)	(523,461)
		(2,169,892)
	Diversified Telecommunication Services – (2.0)%
(162,014)	AT&T, Inc.	(4,131,357)
(17,952)	BCE, Inc.	(938,172)
(76,192)	Verizon Communications, Inc.	(4,055,700)
		(9,125,229)
	Electric Utilities – (1.3)%
(12,019)	Alliant Energy Corp.	(719,457)
(15,290)	American Electric Power Co., Inc.	(1,382,216)
(13,890)	Edison International	(872,153)
(7,858)	Entergy Corp.	(878,288)
(11,832)	Eversource Energy	(1,058,846)
(17,339)	Xcel Energy, Inc.	(1,207,835)
		(6,118,795)
	Electrical Equipment – (0.6)%
(18,008)	Array Technologies, Inc. (a)	(189,804)
(87,518)	Plug Power, Inc. (a)	(1,914,019)
(11,293)	Sunrun, Inc. (a)	(292,828)
(17,959)	TPI Composites, Inc. (a)	(216,765)
		(2,613,416)
	Electronic Equipment, Instruments & Components – (0.1)%
(20,376)	Aeva Technologies, Inc. (a)	(106,566)
(3,463)	IPG Photonics Corp. (a)	(534,930)
		(641,496)
	Entertainment – (0.4)%
(6,531)	Madison Square Garden Entertainment Corp. (a)	(462,591)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Entertainment (Continued)
(5,885)	Spotify Technology S.A. (a)	$(1,154,990)
		(1,617,581)
	Food & Staples Retailing – (1.0)%
(2,736)	Casey’s General Stores, Inc.	(513,848)
(15,977)	Grocery Outlet Holding Corp. (a)	(405,496)
(27,156)	Walmart, Inc.	(3,796,681)
		(4,716,025)
	Food Products – (1.3)%
(4,522)	Cal-Maine Foods, Inc.	(176,358)
(15,794)	Campbell Soup Co.	(696,831)
(22,809)	Conagra Brands, Inc.	(792,841)
(20,620)	Hormel Foods Corp.	(978,832)
(13,510)	Kellogg Co.	(851,130)
(9,896)	Lamb Weston Holdings, Inc.	(635,422)
(10,113)	McCormick & Co., Inc.	(1,014,435)
(66,698)	Oatly Group AB, ADR (a)	(474,223)
(14,049)	Utz Brands, Inc.	(226,329)
		(5,846,401)
	Health Care Equipment & Supplies – (0.6)%
(5,756)	Avanos Medical, Inc. (a)	(174,177)
(9,167)	Glaukos Corp. (a)	(488,051)
(7,764)	Haemonetics Corp. (a)	(375,389)
(5,261)	Nevro Corp. (a)	(345,648)
(4,350)	Novocure Ltd. (a)	(298,627)
(7,968)	Outset Medical, Inc. (a)	(296,330)
(6,402)	Pulmonx Corp. (a)	(155,889)
(3,396)	Quidel Corp. (a)	(351,011)
(5,714)	Silk Road Medical, Inc. (a)	(187,476)
		(2,672,598)
	Health Care Providers & Services – (0.5)%
(23,012)	1Life Healthcare, Inc. (a)	(256,814)
(12,324)	AdaptHealth Corp. (a)	(232,924)
(1,066)	Chemed Corp.	(499,858)
(15,440)	Covetrus, Inc. (a)	(279,001)
(7,976)	HealthEquity, Inc. (a)	(426,237)
(3,461)	LHC Group, Inc. (a)	(429,510)
(15,888)	Oak Street Health, Inc. (a)	(276,133)
		(2,400,477)
	Health Care Technology – (0.2)%
(50,350)	American Well Corp., Class A (a)	(238,156)
(7,002)	Teladoc Health, Inc. (a)	(537,123)
		(775,279)
	Hotels, Restaurants & Leisure – (0.5)%
(27,369)	Las Vegas Sands Corp. (a)	(1,198,762)
(21,586)	Wendy’s (The) Co.	(497,126)
(6,819)	Wynn Resorts Ltd. (a)	(582,683)
		(2,278,571)
	Household Durables – (0.2)%
(5,784)	La-Z-Boy, Inc.	(212,331)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Household Durables (Continued)
(33,189)	Purple Innovation, Inc. (a)	$(276,132)
(16,167)	Tupperware Brands Corp. (a)	(249,295)
		(737,758)
	Household Products – (1.3)%
(9,260)	Church & Dwight Co., Inc.	(950,539)
(4,972)	Clorox (The) Co.	(834,600)
(23,230)	Colgate-Palmolive Co.	(1,915,314)
(11,685)	Energizer Holdings, Inc.	(439,473)
(10,121)	Kimberly-Clark Corp.	(1,393,156)
(6,287)	Reynolds Consumer Products, Inc.	(190,307)
(1,612)	WD-40 Co.	(358,283)
		(6,081,672)
	Insurance – (0.8)%
(1,157)	Erie Indemnity Co., Class A	(213,004)
(4,923)	Kemper Corp.	(295,281)
(1,472)	Kinsale Capital Group, Inc.	(294,871)
(17,115)	Progressive (The) Corp.	(1,859,716)
(3,240)	RenaissanceRe Holdings Ltd.	(509,231)
(44,672)	Selectquote, Inc. (a)	(330,126)
		(3,502,229)
	Interactive Media & Services – (0.2)%
(23,319)	Pinterest, Inc., Class A (a)	(689,310)
	Internet & Direct Marketing Retail – (0.4)%
(26,594)	Farfetch Ltd., Class A (a)	(577,356)
(16,367)	Groupon, Inc. (a)	(499,848)
(27,052)	RealReal (The), Inc. (a)	(255,642)
(3,397)	Wayfair, Inc., Class A (a)	(529,660)
		(1,862,506)
	IT Services – (2.1)%
(9,135)	BigCommerce Holdings, Inc., Series 1 (a)	(298,623)
(11,453)	Fastly, Inc., Class A (a)	(328,243)
(17,788)	Fidelity National Information Services, Inc.	(2,133,137)
(18,341)	Fiserv, Inc. (a)	(1,938,644)
(9,389)	Global Payments, Inc.	(1,407,223)
(8,750)	GoDaddy, Inc., Class A (a)	(662,462)
(6,919)	LiveRamp Holdings, Inc. (a)	(308,933)
(65,772)	Pagseguro Digital, Ltd., Class A (a)	(1,487,763)
(23,335)	Rackspace Technology, Inc. (a)	(291,921)
(29,685)	StoneCo Ltd., Class A (a)	(462,492)
(3,591)	Wix.com Ltd. (a)	(471,750)
		(9,791,191)
	Leisure Products – (0.1)%
(14,175)	Peloton Interactive, Inc., Class A (a)	(387,403)
	Life Sciences Tools & Services – (0.1)%
(11,896)	Adaptive Biotechnologies Corp. (a)	(207,466)
(9,678)	NanoString Technologies, Inc. (a)	(336,020)
		(543,486)
	Machinery – (0.6)%
(12,468)	Allison Transmission Holdings, Inc.	(473,659)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Machinery (Continued)
(61,787)	Desktop Metal, Inc., Class A (a)	$(252,709)
(57,021)	Hyliion Holdings Corp. (a)	(253,744)
(41,095)	Nikola Corp. (a)	(329,993)
(11,961)	PACCAR, Inc.	(1,112,253)
(7,928)	Proto Labs, Inc. (a)	(397,827)
		(2,820,185)
	Media – (0.5)%
(32,285)	Altice USA, Inc., Class A (a)	(465,550)
(337)	Cable One, Inc.	(520,574)
(6,115)	Cardlytics, Inc. (a)	(410,316)
(7,624)	Liberty Broadband Corp., Class C (a)	(1,131,478)
		(2,527,918)
	Metals & Mining – (0.2)%
(28,027)	Allegheny Technologies, Inc. (a)	(512,614)
(66,398)	Coeur Mining, Inc. (a)	(311,406)
		(824,020)
	Multiline Retail – (0.4)%
(6,744)	Dollar General Corp.	(1,405,989)
(7,056)	Ollie’s Bargain Outlet Holdings, Inc. (a)	(338,265)
		(1,744,254)
	Multi-Utilities – (1.3)%
(12,478)	CMS Energy Corp.	(803,334)
(12,472)	Consolidated Edison, Inc.	(1,078,204)
(22,900)	Dominion Energy, Inc.	(1,847,114)
(9,982)	Sempra Energy	(1,379,113)
(10,948)	WEC Energy Group, Inc.	(1,062,394)
		(6,170,159)
	Oil, Gas & Consumable Fuels – (1.4)%
(69,858)	Energy Fuels, Inc./Canada (a)	(431,024)
(208,671)	Gevo, Inc. (a)	(713,655)
(154,194)	Kinder Morgan, Inc.	(2,676,808)
(15,718)	New Fortress Energy, Inc.	(345,167)
(27,458)	TC Energy Corp.	(1,418,206)
(8,706)	Whiting Petroleum Corp. (a)	(646,420)
		(6,231,280)
	Personal Products – (0.2)%
(11,608)	Herbalife Nutrition Ltd. (a)	(493,456)
(6,757)	Nu Skin Enterprises, Inc., Class A	(325,620)
		(819,076)
	Professional Services – (0.4)%
(7,213)	Booz Allen Hamilton Holding Corp.	(553,453)
(29,584)	Clarivate PLC (a)	(486,953)
(29,546)	Dun & Bradstreet Holdings, Inc. (a)	(592,693)
		(1,633,099)
	Real Estate Management & Development – (0.1)%
(12,702)	Zillow Group, Inc., Class A (a)	(633,322)
	Road & Rail – (0.4)%
(49,403)	Uber Technologies, Inc. (a)	(1,847,672)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Semiconductors & Semiconductor Equipment – (0.9)%
(20,689)	QUALCOMM, Inc.	$(3,636,298)
(3,476)	Universal Display Corp.	(533,601)
		(4,169,899)
	Software – (2.5)%
(7,084)	Alteryx, Inc., Class A (a)	(404,284)
(6,470)	Appian Corp. (a)	(364,714)
(8,512)	Black Knight, Inc. (a)	(634,995)
(3,676)	Bottomline Technologies DE, Inc. (a)	(207,290)
(18,201)	BTRS Holdings, Inc., Class A (a)	(116,486)
(7,173)	Citrix Systems, Inc.	(731,216)
(3,472)	Coupa Software, Inc. (a)	(466,185)
(16,194)	Duck Creek Technologies, Inc. (a)	(413,757)
(1,671)	Fair Isaac Corp. (a)	(827,128)
(12,791)	JFrog Ltd. (a)	(341,775)
(4,105)	MicroStrategy, Inc., Class A (a)	(1,510,681)
(8,188)	nCino, Inc. (a)	(375,256)
(5,396)	Q2 Holdings, Inc. (a)	(352,089)
(3,849)	RingCentral, Inc., Class A	(679,310)
(85,255)	Riot Blockchain, Inc. (a)	(1,358,965)
(6,350)	Splunk, Inc. (a)	(786,892)
(19,125)	Sumo Logic, Inc. (a)	(227,779)
(6,569)	Zendesk, Inc. (a)	(647,112)
(8,174)	Zoom Video Communications, Inc., Class A (a)	(1,261,085)
		(11,706,999)
	Specialty Retail – (0.4)%
(17,940)	Bed Bath & Beyond, Inc. (a)	(291,346)
(21,934)	GrowGeneration Corp. (a)	(185,123)
(11,227)	Ross Stores, Inc.	(1,097,439)
(26,309)	Vroom, Inc. (a)	(210,998)
		(1,784,906)
	Technology Hardware, Storage & Peripherals – (0.1)%
(23,627)	Xerox Holdings Corp.	(498,766)
	Textiles, Apparel & Luxury Goods – (0.2)%
(13,533)	VF Corp.	(882,487)
	Thrifts & Mortgage Finance – (0.2)%
(68,731)	Rocket Cos, Inc., Class A	(868,760)
(45,286)	UWM Holdings Corp.	(234,128)
		(1,102,888)
	Wireless Telecommunication Services – (0.7)%
(30,337)	T-Mobile US, Inc. (a)	(3,281,553)
	Total Common Stocks Sold Short	(130,536,831)
	(Proceeds $143,028,918)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (0.3)%
	Equity Real Estate Investment Trusts – (0.3)%
(17,220)	Americold Realty Trust	(489,909)
(5,850)	National Health Investors, Inc.	(338,306)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT (Continued)
	Equity Real Estate Investment Trusts (Continued)
(18,025)	Omega Healthcare Investors, Inc.	$(567,427)
	Total Real Estate Investment Trusts Sold Short	(1,395,642)
	(Proceeds $1,402,792)
	Total Investments Sold Short – (28.6)%	(131,932,473)
	(Proceeds $144,431,710)
	Net Other Assets and Liabilities – 34.5%	159,373,421
	Net Assets – 100.0%	$461,585,172

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Russell 2000 E-mini Futures	Short	254	Mar 2022	$ (25,709,880)	$593,705

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 424,171,183	$ 424,171,183	$ —	$ —
Exchange-Traded Funds*	7,260,783	7,260,783	—	—
Master Limited Partnerships*	1,518,724	1,518,724	—	—
Real Estate Investment Trusts*	1,193,534	1,193,534	—	—
Total Investments	434,144,224	434,144,224	—	—
Futures Contract	593,705	593,705	—	—
Total	$ 434,737,929	$ 434,737,929	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (130,536,831)	$ (130,536,831)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(1,395,642)	(1,395,642)	—	—
Total Investments	$ (131,932,473)	$ (131,932,473)	$—	$—

*	See Portfolio of Investments for industry breakout.